NEWBUILDINGS (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2021 USD ($) vessel	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Additions to newbuildings		$ 116,445	$ 0
Technical supervision and other costs	$ 2,100
Dry Bulk Carriers | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Consideration for vessels acquired	752,000
Debt assumed	413,600
Debt assumed, in cash	63,000
Dry Bulk Carriers and Newbuildings | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Consideration for vessels acquired	$ 752,000
Percentage of purchase price		55.00%
Golden Spray, Golden Fast and Golden Furious
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel		3
Number of SPCs acquired | vessel		3
Consideration for vessels acquired		$ 114,500
Value of share consideration paid in connection with purchase of vessel		44,200
Working capital payment		600
Additions to newbuildings		68,400
Liquidated damages		2,200
Technical supervision and other costs		2,100
Transfers to vessels and equipment		$ 116,400
Golden Spray, Golden Fast and Golden Furious | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel	3